Events occurred during the year (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Gain Or Loss From Discontinued Operations

	Year ended December 31, 2018
	BRL
Proceeds from sale	R$	6,271
Deferred revenue - TSA		(2,865)
Other related costs		(1,793)
Investments disposal		(1,308)
Foreign currency translation - OCI		(64)

	R$	241

Schedule of Impairment Impact on Closing of Argentina Operations

During the first quarter of 2019 the Company decided to divest the Argentina operations, and recorded the impairment impact as follows:

	Year ended December 31,
	BRL		USD (note 2.2)
Recoverable taxes	R$	4,828	US$	1,246
Property and equipment		839		217
Intangible assets		12		3

	R$	5,679	US$	1,466

Argentina [member]
Statement [LineItems]
Schedule of Main Effect on Consolidated Financial Statements for 2018

The main effects on the consolidated financial statement for 2018 are as follows:

	Until December 31, 2017		Year ended December 31, 2018
	BRL		BRL		USD
Gross profit	R$	—	R$	5,232	US$	1,350
Operating loss		—		(13,866)		(3,579)
Net loss		—		6,870		1,773
Non-monetary assets		3,165		3,019		779
Accumulated losses		2,302		9,172		2,367

Mexico [member]
Statement [LineItems]
Summary of Profit or Loss and Cash Flow from Discontinued Operations

The statements of profit or loss and cash flow from discontinued operations of the Mexico operation for the year ended December 31, 2018 are presented below, as well as the restatement of the corresponding years ended December 31, 2016 and 2017, as mentioned in Note 2.2.

	Years ended December 31,
	2016		2017		2018		2018
	BRL		BRL		BRL		USD Note 2.2
Discontinued operations
Net sales	R$	54,389	R$	53,794	R$	45,147	US$	11,651
Cost of sales		(44,422)		(44,413)		(35,984)		(9,287)

Gross Profit		9,967		9,381		9,163		2,364

Operating expenses:
Selling and marketing expenses		(12,708)		(14,017)		(9,550)		(2,465)
General and administrative expenses		(12,238)		(9,884)		(8,514)		(2,197)
Total operating expenses		(24,946)		(23,901)		(18,064)		(4,662)

Operating loss		(14,979)		(14,520)		(8,901)		(2,298)

Financial income		82		1,136		905		234
Financial expenses		(2,755)		(2,737)		(2,824)		(729)

Loss before income tax		(2,673)		(1,601)		(1,919)		(495)

Income tax expense		—		(2)		0		0

Net loss	R$	(17,652)	R$	(16,123)	R$	(10,820)	US$	(2,793)

Gain on sale of discontinued operation		—		—		241		63

Net loss from discontinued operations	R$	(17,652)	R$	(16,123)	R$	(10,579)	US$	(2,730)

			Years ended December 31,
		2016		2017		2018		2018
		BRL		BRL		BRL		USD Note 2.2
Discontinued operations
Cash flows from operating activities:
Net loss	R$	(17,652)	R$	(16,123)	R$	(10,820)	US$	(2,793)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts		—		—		155		40
Depreciation and amortization		462		333		294		76
Loss on disposal of property and equipment, and intangible assets		—		19		13		3
Interest expense, net		1,831		2,190		2,155		556
Provision for inventory losses		(100)		479		644		166
Other		(125)		2		0		0
Changes in operating assets and liabilities:
(Increase) decrease in:
Trade accounts receivable		120		(645)		(85)		(22)
Inventories		2,709		(5,696)		3,916		1,011
Recoverable taxes		1,108		458		1,347		348
Other assets		(296)		414		1,374		355
Increase (decrease) in:
Trade accounts payable		(3,982)		4,410		(6,192)		(1,598)
Taxes and contributions payable		(157)		5		169		44
Accrued expenses		(625)		1,118		11		3
Other liabilities		3,629		(82)		(4,968)		(1,282)

Net cash provided by (used in) operating activities		(13,078)		(13,118)		(11,987)		(3,093)

Cash flows from investing activities:
Purchase of property and equipment		(165)		(133)		(59)		(15)
Purchase of intangible assets		(23)		(17)		0		0

Net cash provided by (used in) investing activities		(188)		(150)		(59)		(15)
Cash flows from financing activities:
Proceeds from debt		25,306		25,832		26,169		6,754
Payments of debt		(23,548)		(28,671)		(20,240)		(5,224)
Payments of interest		(2,052)		(2,203)		(2,038)		(526)

Net cash provided by (used in) financing activities		(294)		(5,042)		3,891		1,004

Effect of exchange rate changes on cash and cash equivalents		(60)		148		34		8

Net cash used in discontinued operations		(13,620)		(18,162)		(8,121)		(2,096)